Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

YEAR (A)	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO (B)($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO (B)($)(2)	COMPENSATION ACTUALLY PAID TO FIRST PEO (C)($)(1)(7)	COMPENSATION ACTUALLY PAID TO SECOND PEO (C)($)(2)(7)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (D)($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (E)($)(3)(7)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($mm) (H)	ADJUSTED NON-GAAP EARNINGS BEFORE TAXES (I)($mm)(6)
							TOTAL SHAREHOLDER RETURN (F)($)(4)	PEER GROUP TOTAL SHAREHOLDER RETURN (G)($)(5)
2022	—	$8,434,366	—	$12,575,614	$4,323,685	$8,230,092	$320	$155	$1,043	$1,414
2021	—	$9,566,004	—	$32,721,261	$4,122,786	$28,328,226	$281	$161	$1,520	$2,025
2020	$15,773,808	—	$87,822,841	—	$3,525,134	$14,839,647	$157	$121	$530	$733

Company Selected Measure Name	Adjusted Non-GAAP EBT
Named Executive Officers, Footnote [Text Block]	Reflects total compensation as shown in the Summary Compensation Table for Executive Chairman, Edward W. Stack, who served as our Chief Executive Officer (PEO) in 2020 (Referred to in these footnotes as PEO#1).Reflects total compensation as shown in the Summary Compensation Table for our Chief Executive Officer, Lauren R. Hobart, who served as our Chief Executive Officer (PEO) in 2021 and 2022 (Referred to in these footnotes as PEO#2).
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the S&P 500 Specialty Retail Industry Index for the relevant measuring period, assuming $100 was invested in the S&P 500 Specialty Retail Industry Index at the beginning of the measurement period and that all dividends were reinvested.
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require that certain adjustments, both deductions and additions, be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is required by SEC rules to be calculated as Summary Compensation Table total compensation with the following required adjustments:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCTIONS FROM SUMMARY COMPENSATION TABLE TOTAL PAY ($)(1)	ADDITIONS TO SUMMARY COMPENSATION TABLE TOTAL PAY ($)(4)	COMPENSATION ACTUALLY PAID ($)
Lauren R. Hobart(2), President and Chief Executive Officer (PEO#2)
2022	$8,434,366	$5,000,142	$9,141,390	$12,575,614
2021	$9,566,004	$5,000,035	$28,155,292	$32,721,261
Edward W. Stack(3), Executive Chairman (PEO#1)
2020	$15,773,808	$10,000,002	$82,049,035	$87,822,841
Average for other Named Executive Officers indicated above
2022	$4,323,685	$2,687,610	$6,594,017	$8,230,092
2021	$4,122,786	$1,680,094	$25,885,534	$28,328,226
2020	$3,525,134	$1,406,157	$12,720,670	$14,839,647
(1)Reflects the grant date fair values as reported under the “Options Awards” and “Stock Awards” columns of the Summary Compensation Table from the applicable year.
(2)Lauren R. Hobart was named President and Chief Executive Officer, and therefore PEO #2, in 2021 and 2022. Her compensation details are included in the average for other Named Executive Officers for 2020.
(3)Executive Chairman Edward W. Stack served as Chairman and Chief Executive Officer, and therefore PEO #1, in 2020. His compensation details are included in the average for other Named Executive Officers for 2021 and 2022.
(4)The following table sets forth additional adjustments made during each year represented in the Pay Versus Performance Table to arrive at the referenced CAP for the individuals listed therein.

YEAR	YEAR END FAIR VALUE OF CURRENT YEAR EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS(4)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE SAME YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEAR THAT VESTED IN THE YEAR(4)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION(3)	TOTAL EQUITY AWARD ADJUSTMENTS
Lauren R. Hobart(1), President and Chief Executive Officer (PEO#2)
2022	$6,229,451	$3,536,215	$0	$(1,601,641)	$0	$977,365	$9,141,390
2021	$10,709,359	$16,205,968	$0	$1,155,803	$0	$84,162	$28,155,292
Edward W. Stack(2), Executive Chairman (PEO#1)
2020	$71,389,840	$15,148,625	$0	$(4,815,279)	$0	$325,849	$82,049,035
Average for other Named Executive Officers indicated above
2022	$2,959,021	$4,391,754	$0	$(1,407,544)	$0	$650,786	$6,594,017
2021	$3,367,199	$20,904,721	$0	$1,519,563	$0	$94,051	$25,885,534
2020	$8,731,594	$4,818,032	$0	$(884,462)	$0	$55,506	$12,720,670
(1)Lauren R. Hobart was named President and Chief Executive Officer and therefore PEO #2 in 2021. Her compensation details are included in the average for other Named Executive Officers for 2020.
(2)Executive Chairman Edward W. Stack served as Chairman and Chief Executive Officer, and therefore PEO #1, in 2020. His compensation details are included in the average for other Named Executive Officers for 2021 and 2022.
(3)Represents dividends paid on equity awards vesting during the period, which were accrued during the vesting period of the award.
	(4)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock awards and units are valued based upon the stock price on the relevant measurement date, but are also adjusted to reflect a payout factor for their performance conditions, consistent with assumptions used for ASC 718 purposes. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes. A discussion of the relevant assumptions made in the valuation of the awards may be found in Note 14 (“Stock-Based Compensation”) of the footnotes to the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended January 28, 2023 filed with the SEC on March 23, 2023.
Non-PEO NEO Average Total Compensation Amount	$ 4,323,685	$ 4,122,786	$ 3,525,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,230,092	28,328,226	14,839,647
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reflects averaged total compensation for: Lee J. Belitsky, Lauren R. Hobart, Vlad Rak, and Donald J. Germano in 2020; Navdeep Gupta, Lee J. Belitsky, Edward W. Stack, Donald J. Germano, and Vlad Rak in 2021; and Navdeep Gupta, Edward W. Stack, Raymond Sliva, and Vlad Rak in 2022, as shown in the Summary Compensation Table for each respective year. SEC rules require that certain adjustments, both deductions and additions, be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is required by SEC rules to be calculated as Summary Compensation Table total compensation with the following required adjustments:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCTIONS FROM SUMMARY COMPENSATION TABLE TOTAL PAY ($)(1)	ADDITIONS TO SUMMARY COMPENSATION TABLE TOTAL PAY ($)(4)	COMPENSATION ACTUALLY PAID ($)
Lauren R. Hobart(2), President and Chief Executive Officer (PEO#2)
2022	$8,434,366	$5,000,142	$9,141,390	$12,575,614
2021	$9,566,004	$5,000,035	$28,155,292	$32,721,261
Edward W. Stack(3), Executive Chairman (PEO#1)
2020	$15,773,808	$10,000,002	$82,049,035	$87,822,841
Average for other Named Executive Officers indicated above
2022	$4,323,685	$2,687,610	$6,594,017	$8,230,092
2021	$4,122,786	$1,680,094	$25,885,534	$28,328,226
2020	$3,525,134	$1,406,157	$12,720,670	$14,839,647
(1)Reflects the grant date fair values as reported under the “Options Awards” and “Stock Awards” columns of the Summary Compensation Table from the applicable year.
(2)Lauren R. Hobart was named President and Chief Executive Officer, and therefore PEO #2, in 2021 and 2022. Her compensation details are included in the average for other Named Executive Officers for 2020.
(3)Executive Chairman Edward W. Stack served as Chairman and Chief Executive Officer, and therefore PEO #1, in 2020. His compensation details are included in the average for other Named Executive Officers for 2021 and 2022.
(4)The following table sets forth additional adjustments made during each year represented in the Pay Versus Performance Table to arrive at the referenced CAP for the individuals listed therein.

YEAR	YEAR END FAIR VALUE OF CURRENT YEAR EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS(4)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE SAME YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEAR THAT VESTED IN THE YEAR(4)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION(3)	TOTAL EQUITY AWARD ADJUSTMENTS
Lauren R. Hobart(1), President and Chief Executive Officer (PEO#2)
2022	$6,229,451	$3,536,215	$0	$(1,601,641)	$0	$977,365	$9,141,390
2021	$10,709,359	$16,205,968	$0	$1,155,803	$0	$84,162	$28,155,292
Edward W. Stack(2), Executive Chairman (PEO#1)
2020	$71,389,840	$15,148,625	$0	$(4,815,279)	$0	$325,849	$82,049,035
Average for other Named Executive Officers indicated above
2022	$2,959,021	$4,391,754	$0	$(1,407,544)	$0	$650,786	$6,594,017
2021	$3,367,199	$20,904,721	$0	$1,519,563	$0	$94,051	$25,885,534
2020	$8,731,594	$4,818,032	$0	$(884,462)	$0	$55,506	$12,720,670
(1)Lauren R. Hobart was named President and Chief Executive Officer and therefore PEO #2 in 2021. Her compensation details are included in the average for other Named Executive Officers for 2020.
(2)Executive Chairman Edward W. Stack served as Chairman and Chief Executive Officer, and therefore PEO #1, in 2020. His compensation details are included in the average for other Named Executive Officers for 2021 and 2022.
(3)Represents dividends paid on equity awards vesting during the period, which were accrued during the vesting period of the award.
	(4)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock awards and units are valued based upon the stock price on the relevant measurement date, but are also adjusted to reflect a payout factor for their performance conditions, consistent with assumptions used for ASC 718 purposes. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes. A discussion of the relevant assumptions made in the valuation of the awards may be found in Note 14 (“Stock-Based Compensation”) of the footnotes to the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended January 28, 2023 filed with the SEC on March 23, 2023.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	The following table lists the measures we believe are most important in linking compensation actually paid to company performance during 2022.

Adjusted Non-GAAP EBT
Total Sales

Total Shareholder Return Amount	$ 320	281	157
Peer Group Total Shareholder Return Amount	155	161	121
Net Income (Loss)	$ 1,043,000,000	$ 1,520,000,000	$ 530,000,000
Company Selected Measure Amount	1,414,000,000	2,025,000,000	733,000,000
PEO Name	Lauren R. Hobart	Lauren R. Hobart	Edward W. Stack
Additional 402(v) Disclosure [Text Block]	Represents the cumulative total shareholder return (“TSR”) of the Company from the end of fiscal 2019 through the end of the 2020, 2021, and 2022 fiscal periods, assuming $100 was invested in the Company’s common stock at the beginning of the measurement period and that all dividends were reinvested.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Adjusted Non-GAAP EBT
Non-GAAP Measure Description [Text Block]	The company selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP (as defined below) to our NEOs for fiscal 2022 to our company’s performance, is adjusted consolidated earnings before taxes, referred to as Adjusted Non-GAAP EBT, a Non-GAAP financial measure. See Appendix A for the GAAP to non-GAAP reconciliations and related information.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Sales
Lauren R. Hobart [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,434,366	$ 9,566,004
PEO Actually Paid Compensation Amount	12,575,614	32,721,261
Edward W. Stack [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 15,773,808
PEO Actually Paid Compensation Amount			87,822,841
PEO [Member] | Adjustment to Compensation Amount, Deductions Under Options Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,000,142	5,000,035	10,000,002
PEO [Member] | Adjustment to Compensation Amount, Additional Adjustemnts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,141,390	28,155,292	82,049,035
PEO [Member] | Lauren R. Hobart [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,229,451	10,709,359
PEO [Member] | Lauren R. Hobart [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,536,215	16,205,968
PEO [Member] | Lauren R. Hobart [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Lauren R. Hobart [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,601,641)	1,155,803
PEO [Member] | Lauren R. Hobart [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Lauren R. Hobart [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	977,365	84,162
PEO [Member] | Lauren R. Hobart [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,141,390	28,155,292
PEO [Member] | Edward W. Stack [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			71,389,840
PEO [Member] | Edward W. Stack [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			15,148,625
PEO [Member] | Edward W. Stack [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Edward W. Stack [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(4,815,279)
PEO [Member] | Edward W. Stack [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Edward W. Stack [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			325,849
PEO [Member] | Edward W. Stack [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			82,049,035
Non-PEO NEO [Member] | Adjustment to Compensation Amount, Deductions Under Options Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,687,610	1,680,094	1,406,157
Non-PEO NEO [Member] | Adjustment to Compensation Amount, Additional Adjustemnts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,594,017	25,885,534	12,720,670
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,959,021	3,367,199	8,731,594
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,391,754	20,904,721	4,818,032
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,407,544)	1,519,563	(884,462)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	650,786	94,051	55,506
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,594,017	$ 25,885,534	$ 12,720,670